Annual Total Returns - FidelityGrowthCompanyFund-KPRO - FidelityGrowthCompanyFund-KPRO - Fidelity Growth Company Fund - Fidelity Growth Company Fund - Class K	Jan. 28, 2023
Bar Chart Table:
Annual Return 2013	37.76%
Annual Return 2014	14.57%
Annual Return 2015	7.94%
Annual Return 2016	6.12%
Annual Return 2017	36.90%
Annual Return 2018	(4.46%)
Annual Return 2019	38.52%
Annual Return 2020	67.69%
Annual Return 2021	22.73%
Annual Return 2022	(33.74%)